Fair Value Of Financial Instruments (Estimated Fair Values Of Financial Instruments Not Measured At Fair Value On A Recurring Basis) (Details) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities purchased under agreements to resell	[1]	$ 248,588	$ 160,423
Held-to-maturity securities	[2]	3,040,554	1,874,998
Securities sold under agreements to repurchase	[3]	268,546	278,674
Bank deposits		11,527,483	6,638,356
Borrowings		377,000	89,084
Senior notes		795,891	740,136
Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash		877,295	733,922
Cash segregated for regulatory purposes		73,235	227,727
Securities purchased under agreements to resell		248,588	160,423
Held-to-maturity securities		3,040,554	1,874,998
Loans held for sale		228,588	189,921
Bank loans		5,633,804	3,188,402
Securities sold under agreements to repurchase		268,546	278,674
Bank deposits		11,092,185	6,627,818
Borrowings		377,000	89,084
Federal Home Loan Bank advances		500,000	148,000
Senior notes		799,632	736,135
Debentures to Stifel Financial Capital Trusts		52,525	72,371
Fair Value, Measurements, Nonrecurring [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash		877,295	733,922
Cash segregated for regulatory purposes		73,235	227,727
Securities purchased under agreements to resell		227,983	160,423
Securities sold under agreements to repurchase		149,881	278,674
Borrowings		377,000
Federal Home Loan Bank advances		500,000	148,000
Senior notes		799,632	736,135
Fair Value, Measurements, Nonrecurring [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities purchased under agreements to resell		20,605
Held-to-maturity securities		2,830,869	1,317,582
Loans held for sale		228,588	189,921
Bank loans		5,633,804	3,188,402
Securities sold under agreements to repurchase		118,665
Bank deposits		11,092,185	6,627,818
Borrowings			89,084
Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Held-to-maturity securities		209,685	557,416
Debentures to Stifel Financial Capital Trusts		$ 52,525	$ 72,371

[1]	Collateral received includes securities received by our company from the counterparty. These securities are not included on the consolidated statements of financial condition unless there is an event of default. The fair value of securities pledged as collateral was $248.5 million and $160.3 million at December 31, 2016 and 2015, respectively.
[2]	Held-to-maturity securities are carried in the consolidated statements of financial condition at amortized cost, and the changes in the value of these securities, other than impairment charges, are not reported on the consolidated financial statements.
[3]	Collateral pledged includes the fair value of securities pledged by our company to the counter party. These securities are included on the consolidated statements of financial condition unless we default. Collateral pledged by our company to the counter party includes U.S. government agency securities, U.S. government securities, and corporate fixed income securities with market values of $299.3 million and $285.7 million at December 31, 2016 and 2015, respectively.